Note 6 - Stock-Based Compensation Expense - Schedule of Stock-Based Compensation Expense - 10Q 2 (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Total stock-based compensation expense					$ 1,115,154	$ 528,644
Share-Based Payment Arrangement, Option [Member]
Total stock-based compensation expense	$ 163,746	$ 292,740	$ 383,063	$ 585,484	$ 1,110,987	$ 474,477
Share-Based Payment Arrangement, Option [Member] | Location, Statement of Income, Balance [Axis]: us-gaap:GeneralAndAdministrativeExpense
Total stock-based compensation expense	56,075	162,417	167,215	324,845
Share-Based Payment Arrangement, Option [Member] | Location, Statement of Income, Balance [Axis]: us-gaap:ResearchAndDevelopmentExpense
Total stock-based compensation expense	$ 107,671	$ 130,323	$ 215,848	$ 260,639